Construction contract expenses (Tables)	12 Months Ended
Dec. 31, 2017
Construction Contract Expenses [Abstract]
Schedule of Construction contract expenses [Table Text Block]
	Year ended
	December 31,
(in thousands of U.S. dollars)	2017	2016	2015
Construction contract expenses	$(151)	(315)	$—